Other Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Other Reserves
Disclosure Of Other Reserves [Line Items]
Schedule of Other Reserves

	2025	2024	2023
	(in thousands)
	£	£	£
Own share reserve	(339)	(339)	(339)
Foreign currency translation reserve	(43)	18	3
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	36,276	37,043	33,701
Share-based payments	10,163	2,284	3,907
Exercise of share options	(43)	(330)	(277)
Forfeiture of share options	(135)	(638)	(50)
Lapse of share options	(1,270)	(2,083)	(238)
Balance at end of year	44,991	36,276	37,043
Total other reserves	87,075	78,421	79,173